SUPPLEMENTARY INFORMATION TO THE CONSOLIDATED STATEMENTS OF LOSS (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Exploration and evaluation expenses	$ 14,752,416	$ 5,386,333	$ 1,395,645
Administration expenses	818,856	616,970	629,974
Salaries, fees and benefits [Member]
Statement [Line Items]
Exploration and evaluation expenses	7,130,000	2,391,000	576,000
Administration expenses	245,000	194,000	363,000
Total	$ 7,375,000	$ 2,585,000	$ 939,000